Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.08%
Aerospace & Defense–5.35%
AeroVironment, Inc.(b)	13,582	$4,276,836
ATI, Inc.(b)	40,477	3,292,399
Carpenter Technology Corp.	8,150	2,001,151
Karman Holdings, Inc.(b)	44,879	3,240,264
		12,810,650
Apparel Retail–1.05%
Abercrombie & Fitch Co., Class A(b)	29,473	2,521,415
Apparel, Accessories & Luxury Goods–1.16%
Kontoor Brands, Inc.	34,690	2,767,221
Application Software–1.11%
AppFolio, Inc., Class A(b)(c)	9,656	2,661,773
Asset Management & Custody Banks–1.67%
StepStone Group, Inc., Class A	61,353	4,006,964
Automotive Parts & Equipment–1.05%
Patrick Industries, Inc.	24,272	2,510,453
Automotive Retail–0.76%
Murphy USA, Inc.	4,684	1,818,610
Biotechnology–3.62%
ADMA Biologics, Inc.(b)	124,877	1,830,697
Ascendis Pharma A/S, ADR (Denmark)(b)	12,773	2,539,400
Halozyme Therapeutics, Inc.(b)	36,403	2,669,796
Vericel Corp.(b)(c)	52,161	1,641,507
		8,681,400
Broadline Retail–1.09%
Ollie’s Bargain Outlet Holdings, Inc.(b)	20,309	2,607,676
Building Products–1.17%
Griffon Corp.	36,653	2,791,126
Cargo Ground Transportation–1.43%
XPO, Inc.(b)(c)	26,550	3,432,118
Coal & Consumable Fuels–0.57%
NexGen Energy Ltd. (Canada)(b)	153,105	1,370,761
Commercial & Residential Mortgage Finance–1.17%
PennyMac Financial Services, Inc.	22,677	2,809,227
Construction & Engineering–2.54%
Everus Construction Group, Inc.(b)	30,296	2,597,882
IES Holdings, Inc.(b)	8,778	3,490,572
		6,088,454
Construction Machinery & Heavy Transportation Equipment– 1.88%
REV Group, Inc.	79,604	4,511,159
Consumer Finance–1.17%
Dave, Inc.(b)	11,920	2,376,252
Shares		Value
Consumer Finance–(continued)
Figure Technology Solutions, Inc., Class A(b)	11,900	$432,803
		2,809,055
Diversified Metals & Mining–1.47%
MP Materials Corp.(b)(c)	52,470	3,519,163
Diversified Support Services–0.98%
OPENLANE, Inc.(b)	81,908	2,357,312
Education Services–1.06%
Grand Canyon Education, Inc.(b)	11,523	2,529,529
Electrical Components & Equipment–1.57%
Powell Industries, Inc.(c)	12,337	3,760,441
Electronic Components–0.97%
Littelfuse, Inc.	9,008	2,333,162
Electronic Equipment & Instruments–1.24%
Advanced Energy Industries, Inc.	17,496	2,976,769
Electronic Manufacturing Services–3.51%
Flex Ltd.(b)	73,733	4,274,302
Sanmina Corp.(b)(c)	35,879	4,130,032
		8,404,334
Environmental & Facilities Services–0.97%
Casella Waste Systems, Inc., Class A(b)	24,408	2,315,831
Financial Exchanges & Data–1.82%
Bullish (Cayman Islands)(b)	8,477	539,222
Donnelley Financial Solutions, Inc.(b)(c)	33,776	1,737,099
Miami International Holdings, Inc.(b)	51,684	2,080,798
		4,357,119
Food Distributors–0.87%
Chefs’ Warehouse, Inc. (The)(b)(c)	35,599	2,076,490
Health Care Facilities–1.73%
Encompass Health Corp.	32,664	4,148,981
Health Care Services–3.17%
BrightSpring Health Services, Inc.(b)(c)	149,902	4,431,103
Guardant Health, Inc.(b)	50,427	3,150,679
		7,581,782
Homebuilding–1.03%
M/I Homes, Inc.(b)	17,034	2,460,391
Hotels, Resorts & Cruise Lines–1.38%
Travel + Leisure Co.	55,510	3,302,290
Household Products–0.72%
WD-40 Co.	8,672	1,713,587
Independent Power Producers & Energy Traders–2.06%
Talen Energy Corp.(b)	11,570	4,921,647
Industrial Machinery & Supplies & Components–4.97%
Crane Co.	13,101	2,412,418
Gates Industrial Corp. PLC(b)	100,108	2,484,681
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
ITT, Inc.	27,389	$4,896,058
SPX Technologies, Inc.(b)	11,280	2,106,878
		11,900,035
Industrial REITs–1.89%
EastGroup Properties, Inc.(c)	14,157	2,396,214
STAG Industrial, Inc.(c)	60,376	2,130,669
		4,526,883
Insurance Brokers–0.74%
Accelerant Holdings, Class A (Cayman Islands)(b)	28,080	418,111
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	48,271	1,361,725
		1,779,836
Investment Banking & Brokerage–6.34%
BGC Group, Inc., Class A	287,327	2,718,113
Piper Sandler Cos.	15,941	5,531,368
Stifel Financial Corp.	35,960	4,080,381
Virtu Financial, Inc., Class A	80,305	2,850,828
		15,180,690
Leisure Products–1.04%
Acushnet Holdings Corp.(c)	31,784	2,494,726
Life Sciences Tools & Services–3.16%
ICON PLC(b)	14,050	2,458,750
Repligen Corp.(b)	16,374	2,188,713
Stevanato Group S.p.A. (Italy)	113,104	2,912,428
		7,559,891
Oil & Gas Exploration & Production–1.08%
Range Resources Corp.	68,857	2,591,777
Oil & Gas Storage & Transportation–1.00%
DT Midstream, Inc.	21,130	2,388,958
Other Specialized REITs–1.05%
Gaming and Leisure Properties, Inc.	53,919	2,513,165
Pharmaceuticals–1.35%
Axsome Therapeutics, Inc.(b)	13,689	1,662,529
Prestige Consumer Healthcare, Inc.(b)(c)	25,218	1,573,603
		3,236,132
Property & Casualty Insurance–0.99%
Skyward Specialty Insurance Group, Inc.(b)	49,936	2,374,956
Real Estate Services–1.15%
Newmark Group, Inc., Class A	148,112	2,762,289
Regional Banks–7.25%
Banc of California, Inc.	228,231	3,777,223
Bancorp, Inc. (The)(b)(c)	75,731	5,671,495
SouthState Bank Corp.	37,545	3,712,074
Western Alliance Bancorporation	48,496	4,205,573
		17,366,365
Shares		Value
Research & Consulting Services–1.30%
Huron Consulting Group, Inc.(b)	21,204	$3,112,111
Restaurants–1.04%
Cheesecake Factory, Inc. (The)(c)	45,380	2,479,563
Semiconductors–3.83%
Impinj, Inc.(b)(c)	21,638	3,911,068
MACOM Technology Solutions Holdings, Inc.(b)	22,860	2,845,841
Silicon Laboratories, Inc.(b)	18,420	2,415,415
		9,172,324
Specialized Consumer Services–1.36%
Frontdoor, Inc.(b)	48,248	3,246,608
Systems Software–1.58%
Commvault Systems, Inc.(b)(c)	20,013	3,778,054
Trading Companies & Distributors–3.85%
Applied Industrial Technologies, Inc.	15,990	4,174,189
Core & Main, Inc., Class A(b)	45,811	2,466,006
WESCO International, Inc.	12,201	2,580,512
		9,220,707
Transaction & Payment Processing Services–0.77%
Shift4 Payments, Inc., Class A(b)(c)	23,784	1,840,882
Total Common Stocks & Other Equity Interests (Cost $165,574,208)		232,482,842
Money Market Funds–2.98%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	2,494,125	2,494,125
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	4,632,547	4,632,547
Total Money Market Funds (Cost $7,126,672)		7,126,672
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $172,700,880)		239,609,514
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.53%
Invesco Private Government Fund, 4.14%(d)(e)(f)	6,998,706	6,998,706
Invesco Private Prime Fund, 4.26%(d)(e)(f)	18,226,147	18,231,615
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,230,486)		25,230,321
TOTAL INVESTMENTS IN SECURITIES–110.59% (Cost $197,931,366)		264,839,835
OTHER ASSETS LESS LIABILITIES—(10.59)%		(25,357,022)
NET ASSETS–100.00%		$239,482,813
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$790,218	$17,915,199	$(16,211,292)	$-	$-	$2,494,125	$64,411
Invesco Treasury Portfolio, Institutional Class	1,468,147	33,271,083	(30,106,683)	-	-	4,632,547	118,714
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,931,121	77,943,767	(80,876,182)	-	-	6,998,706	286,356*
Invesco Private Prime Fund	25,850,724	177,209,375	(184,829,776)	(165)	1,457	18,231,615	769,038*
Total	$38,040,210	$306,339,424	$(312,023,933)	$(165)	$1,457	$32,356,993	$1,238,519

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$232,482,842	$—	$—	$232,482,842
Money Market Funds	7,126,672	25,230,321	—	32,356,993
Total Investments	$239,609,514	$25,230,321	$—	$264,839,835
Invesco V.I. Small Cap Equity Fund